UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                -------------

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Norinchukin Bank, The
Address:    1-13-2, Yurakucho, Chiyoda-Ku
            Tokyo, Japan 100-8420

Form 13F File Number:  028-13977
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Norihiro Takahashi
Title:   Managing Director
Phone:   +81-3-5222-2688

Signature, Place and Date of Signing:

/s/ Norihiro Takahashi           Tokyo, Japan            August 13, 2010
-------------------------    --------------------    ----------------------
      [Signature]                [City, State]               [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported in  this  report  and  a  port ion  are reported  by  other  reporting  manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        90
                                                   -------------------------
Form 13F Information Table Value Total:                    $2,558,896
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                          NORINCHUKIN BANK, THE
                                                                 FORM 13F
                                                       Quarter Ended June 30, 2010

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                                CLASS                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                ------                   -------   -------     ---  ----  ----------  --------  --------------------
       NAME OF ISSUER           TITLE         CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                     COM        020002101     1,709     59,500    SH           SOLE                    59,500
ALTRIA GROUP INC                  COM        02209S103     1,780     88,825    SH           SOLE                    88,825
AMERICAN ELEC PWR INC             COM        025537101       452     14,000    SH           SOLE                    14,000
APPLE INC                         COM        037833100       438      1,740    SH           SOLE                     1,740
AT&T INC                          COM        00206R102     4,311    178,210    SH           SOLE                   178,210
AUTOMATIC DATA PROCESSING IN      COM        053015103     2,094     52,000    SH           SOLE                    52,000
AVERY DENNISON CORP               COM        053611109       321     10,000    SH           SOLE                    10,000
AVON PRODS INC                    COM        054303102       966     36,450    SH           SOLE                    36,450
BANCORPSOUTH INC                  COM        059692103       232     13,000    SH           SOLE                    13,000
BANK HAWAII CORP                  COM        062540109       943     19,500    SH           SOLE                    19,500
BB&T CORP                         COM        054937107     1,802     68,500    SH           SOLE                    68,500
BLACK HILLS CORP                  COM        092113109       228      8,000    SH           SOLE                     8,000
BRISTOL MYERS SQUIBB CO           COM        110122108       424     17,000    SH           SOLE                    17,000
CATERPILLAR INC DEL               COM        149123101     1,801     29,980    SH           SOLE                    29,980
CENTERPOINT ENERGY INC            COM        15189T107       329     25,000    SH           SOLE                    25,000
CHEVRON CORP NEW                  COM        166764100     2,362     34,810    SH           SOLE                    34,810
CINCINNATI FINL CORP              COM        172062101     1,048     40,500    SH           SOLE                    40,500
CITIGROUP INC                     COM        172967101        80     21,210    SH           SOLE                    21,210
COCA COLA CO                      COM        191216100     3,759     75,000    SH           SOLE                    75,000
DARDEN RESTAURANTS INC            COM        237194105       699     18,000    SH           SOLE                    18,000
DELUXE CORP                       COM        248019101       300     16,000    SH           SOLE                    16,000
DONNELLEY R R & SONS CO           COM        257867101       393     24,000    SH           SOLE                    24,000
DOW CHEM CO                       COM        260543103       893     37,660    SH           SOLE                    37,660
DTE ENERGY CO                     COM        233331107       456     10,000    SH           SOLE                    10,000
EASTMAN CHEM CO                   COM        277432100       779     14,600    SH           SOLE                    14,600
EMERSON ELEC CO                   COM        291011104     1,169     26,750    SH           SOLE                    26,750
ENTERGY CORP NEW                  COM        29364G103       244      3,400    SH           SOLE                     3,400
EXELON CORP                       COM        30161N101     1,376     36,240    SH           SOLE                    36,240
EXXON MOBIL CORP                  COM        30231G102     1,460     25,590    SH           SOLE                    25,590
FIRST NIAGARA FINL GP INC         COM        33582V108       627     50,000    SH           SOLE                    50,000
FIRSTENERGY CORP                  COM        337932107       388     11,000    SH           SOLE                    11,000
FIRSTMERIT CORP                   COM        337915102       565     33,000    SH           SOLE                    33,000
GALLAGHER ARTHUR J & CO           COM        363576109       317     13,000    SH           SOLE                    13,000
GENERAL DYNAMICS CORP             COM        369550108       966     16,500    SH           SOLE                    16,500
GENERAL ELECTRIC CO               COM        369604103     1,948    135,070    SH           SOLE                   135,070
GENERAL MLS INC                   COM        370334104       426     12,000    SH           SOLE                    12,000
GENUINE PARTS CO                  COM        372460105     2,394     60,690    SH           SOLE                    60,690
HOME DEPOT INC                    COM        437076102     1,014     36,130    SH           SOLE                    36,130
HONEYWELL INTL INC                COM        438516106     1,358     34,800    SH           SOLE                    34,800
ICICI BK LTD                      ADR        45104G104     1,478     40,900    SH           SOLE                    40,900
INTEL CORP                        COM        458140100     6,299    323,880    SH           SOLE                   323,880
ISHARES TR INDEX             S&P 500 INDEX   464287200 1,096,676 10,600,000    SH           SOLE                10,600,000
JOHNSON & JOHNSON                 COM        478160104       224      3,790    SH           SOLE                     3,790
JPMORGAN CHASE & CO               COM        46625H100     5,938    162,200    SH           SOLE                   162,200
KIMBERLY CLARK CORP               COM        494368103     3,777     62,290    SH           SOLE                    62,290
KRAFT FOODS INC                   CL A       50075N104     3,342    119,372    SH           SOLE                   119,372
LILLY ELI & CO                    COM        532457108       335     10,000    SH           SOLE                    10,000
LINEAR TECHNOLOGY CORP            COM        535678106       751     27,000    SH           SOLE                    27,000
LORILLARD INC                     COM        544147101       576      8,000    SH           SOLE                     8,000
MATTEL INC                        COM        577081102       846     40,000    SH           SOLE                    40,000
MCDONALDS CORP                    COM        580135101       673     10,220    SH           SOLE                    10,220
MCGRAW HILL COS INC               COM        580645109       225      8,000    SH           SOLE                     8,000
MEADWESTVACO CORP                 COM        583334107       644     29,000    SH           SOLE                    29,000
MEDTRONIC INC                     COM        585055106     1,635     45,070    SH           SOLE                    45,070
MERCK & CO INC NEW                COM        58933Y105     3,904    111,650    SH           SOLE                   111,650
MICROSOFT CORP                    COM        594918104     2,411    104,760    SH           SOLE                   104,760
NEW YORK CMNTY BANCORP INC        COM        649445103       550     36,000    SH           SOLE                    36,000
NEXTERA ENERGY INC                COM        65339F101       926     19,000    SH           SOLE                    19,000
NICOR INC                         COM        654086107     2,928     72,300    SH           SOLE                    72,300
NORFOLK SOUTHERN CORP             COM        655844108     1,425     26,860    SH           SOLE                    26,860
OCCIDENTAL PETE CORP DEL          COM        674599105     1,114     14,440    SH           SOLE                    14,440
ONEOK INC NEW                     COM        682680103       908     21,000    SH           SOLE                    21,000
PFIZER INC                        COM        717081103     6,481    454,460    SH           SOLE                   454,460
PHILIP MORRIS INTL INC            COM        718172109     3,430     74,835    SH           SOLE                    74,835
PINNACLE WEST CAP CORP            COM        723484101     1,702     46,800    SH           SOLE                    46,800
PITNEY BOWES INC                  COM        724479100       417     19,000    SH           SOLE                    19,000
PPG INDS INC                      COM        693506107     2,712     44,900    SH           SOLE                    44,900
PROCTER & GAMBLE CO               COM        742718109       884     14,740    SH           SOLE                    14,740
PUBLIC SVC ENTERPRISE GROUP       COM        744573106       517     16,500    SH           SOLE                    16,500
QUALCOMM INC                      COM        747525103     1,327     40,420    SH           SOLE                    40,420
REPUBLIC SVCS INC                 COM        760759100       728     24,500    SH           SOLE                    24,500
SARA LEE CORP                     COM        803111103       451     31,970    SH           SOLE                    31,970
SCANA CORP NEW                    COM        80589M102     2,103     58,800    SH           SOLE                    58,800
SENSIENT TECHNOLOGIES CORP        COM        81725T100       415     16,000    SH           SOLE                    16,000
SONOCO PRODS CO                   COM        835495102       488     16,000    SH           SOLE                    16,000
SPDR S&P 500 ETF TR          UNIT SER 1 S&P  78462F103   697,767  6,760,000    SH           SOLE                 6,760,000
STEEL DYNAMICS INC                COM        858119100       462     35,000    SH           SOLE                    35,000
SYSCO CORP                        COM        871829107       257      9,000    SH           SOLE                     9,000
TRINITY INDS INC                  COM        896522109       744     42,000    SH           SOLE                    42,000
TRUSTMARK CORP                    COM        898402102       333     16,000    SH           SOLE                    16,000
TUPPERWARE BRANDS CORP            COM        899896104       996     25,000    SH           SOLE                    25,000
UNITED BANKSHARES INC WEST V      COM        909907107       438     18,300    SH           SOLE                    18,300
UNIVERSAL CORP VA                 COM        913456109       246      6,200    SH           SOLE                     6,200
V F CORP                          COM        918204108     1,352     19,000    SH           SOLE                    19,000
VALLEY NATL BANCORP               COM        919794107       472     34,650    SH           SOLE                    34,650
VALSPAR CORP                      COM        920355104       542     18,000    SH           SOLE                    18,000
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF    922042858   649,325 17,092,000    SH           SOLE                17,092,000
WAL MART STORES INC               COM        931142103       345      7,170    SH           SOLE                     7,170
WASTE MGMT INC DEL                COM        94106L109       250      8,000    SH           SOLE                     8,000
WELLS FARGO & CO NEW              COM        949746101     3,276    127,970    SH           SOLE                   127,970